TAX LIABILITIES - Schedule of detailed information about tax liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Dislosure Of Tax Liabilities [Line Items]
ICMS (ordinary)		R$ 150,396	R$ 134,165
ICMS-ST provision	[1]	58,188	61,521
Taxes on invoicing abroad		340,648	364,291
Withholding tax (IRRF)		148,081	131,368
Other taxes payable - foreign subsidiaries		138,461	136,232
Income tax		7,062	15,943
PIS and COFINS payable		144	11,857
INSS and service tax (ISS) payable		29,359	32,954
Others		8,888	6,490
Total		881,227	894,821
Current		766,430	785,367
Noncurrent		R$ 114,797	R$ 109,454

[1]	The Company has discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by Company, and in some cases, the amounts are deposited in court, as mentioned in note 13.